SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Canada [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 1,506,666	$ 1,250,676
United States [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 2,309,088	$ 2,597,313